Loans and Allowance for Credit Losses - Schedule of Loans and Allowance for Credit Losses by Geographic Region (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 33,885	$ 38,201	$ 38,607
Allowance for credit losses on impaired loans, other credit instruments [Member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	12		22
Allowance for credit losses on performing loans, other credit instruments [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 444		$ 222